UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Latin America Equity Fund
	Shares	Value ($)
Equity Securities 100.0%
Argentina 8.2%
BBVA Banco Frances SA (ADR) (a)	82,419	1,166,229
Globant SA*	45,455	630,915
Grupo Clarin SA "B", (GDR) (REG S)	501,000	4,764,510
Grupo Financiero Galicia SA (ADR) (a)	765,693	12,526,738
YPF SA (ADR)	272,000	6,378,400

(Cost $18,548,673)		25,466,792
Belgium 3.3%
Anheuser-Busch InBev NV (ADR) (Cost $9,388,576)	84,800	10,351,536
Brazil 55.3%
Ambev SA	1,795,000	11,793,851
B2W Cia Digital*	508,527	4,321,034
Banco Bradesco SA (ADR)	97,545	1,217,362
Banco Bradesco SA (Preferred)	1,215,300	15,277,022
BM&FBovespa SA	4,260,000	14,447,405
Braskem SA "A" (Preferred)	52	241
BRF SA	569,000	13,652,183
BRF SA (ADR) (a)	177,000	4,198,440
Cielo SA	262,000	3,905,711
Companhia Brasileira de Distribuicao (Preferred)	512,984	17,034,147
Companhia Energetica de Minas Gerais (Preferred)	707,000	3,138,123
Companhia Paranaense de Energia "B" (Preferred)	204,415	2,376,874
Gafisa SA	1,100,000	778,906
Gerdau SA (Preferred)	950,000	3,225,380
Hypermarcas SA*	590,000	4,008,460
Itau Unibanco Holding SA (Preferred)	1,337,000	16,393,292
Lojas Americanas SA (Preferred)	2,878,008	16,678,664
Multiplan Empreendimentos Imobiliarios SA	299,465	5,378,261
Petroleo Brasileiro SA (ADR) (Preferred) (a)	580,000	3,567,000
Petroleo Brasileiro SA (Preferred)	1,890,000	5,761,744
Raia Drogasil SA	725,059	6,985,102
Tim Participacoes SA (ADR) (a)	220,000	4,855,400
Usinas Siderurgicas de Minas Gerais SA*	185,034	1,172,991
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)*	3,709,480	4,631,234
Vale SA (Preferred)	936,000	5,773,148

(Cost $190,294,763)		170,571,975
Chile 8.6%
Banco de Chile	20,272,475	2,251,609
Cencosud SA	2,185,574	5,350,617
Corpbanca SA	475,597,745	5,254,560
Corpbanca SA (ADR) (a)	125,120	2,079,494
Empresa Nacional de Electricidad SA (ADR) (a)	153,000	6,533,100
Enersis SA (ADR)	330,000	5,032,500

(Cost $29,486,285)		26,501,880
Colombia 4.7%
Almacenes Exito SA	285,500	2,925,205
Grupo Aval Acciones y Valores (ADR)	550,000	5,681,500
Grupo de Inversiones Suramericana SA	409,200	5,936,754

(Cost $20,119,576)		14,543,459
Mexico 6.4%
Alfa SAB de CV "A"*	1,585,000	2,893,065
Corporativo Fragua SAB de CV	276,000	4,069,248
Fomento Economico Mexicano SAB de CV (ADR)*	112,000	9,358,720
Grupo Herdez SAB de CV	1,459,090	3,358,258

(Cost $24,082,566)		19,679,291
Peru 5.8%
Credicorp Ltd.	40,375	5,818,845
Grana y Montero SAA (ADR)	246,924	2,563,071
Inretail Peru Corp.*	575,500	9,438,200

(Cost $22,249,303)		17,820,116
Puerto Rico 1.3%
Popular, Inc.* (Cost $3,707,274)	128,500	3,961,655
Spain 5.1%
Banco Bilbao Vizcaya Argentaria SA	635,000	5,421,143
Mapfre SA (a)	1,830,000	6,149,131
Prosegur Cia de Seguridad SA	729,468	4,055,550

(Cost $19,748,883)		15,625,824
United States 1.3%
First Cash Financial Services, Inc.* (b) (Cost $4,389,595)	82,985	4,126,014

Total Equity Securities (Cost $342,015,494)		308,648,542

	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $478,354)	43,800	129,341

	Shares	Value ($)
Securities Lending Collateral 10.7%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $32,870,775)	32,870,775	32,870,775

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $375,364,623) †	110.7	341,648,658
Other Assets and Liabilities, Net	(10.7)	(33,033,485)

Net Assets	100.0	308,615,173

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $382,276,161.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $41,627,503.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,066,940 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,694,443.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $31,127,770, which is 10.1% of net assets.

(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	478,354	129,341	0.04

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$25,466,792	$—	$—	$25,466,792
Belgium	10,351,536	—	—	10,351,536
Brazil	170,571,975	—	—	170,571,975
Chile	26,501,880	—	—	26,501,880
Colombia	14,543,459	—	—	14,543,459
Mexico	19,679,291	—	—	19,679,291
Peru	17,820,116	—	—	17,820,116
Puerto Rico	3,961,655	—	—	3,961,655
Spain	—	15,625,824	—	15,625,824
United States	4,126,014	—	—	4,126,014
Other Investments	—	—	129,341	129,341
Short-Term Investments(f)	32,870,775	—	—	32,870,775
Total	$325,893,493	$15,625,824	$129,341	$341,648,658

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015